NONCONTROLLLING INTEREST (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
NONCONTROLLLING INTEREST (Details Narrative)
Equity interest		51.00%	51.00%
Non-controlling interest in income (loss) of consolidated subsidiaries	$ (9,225)	$ (14,983)	$ (93,328)	$ 0